Consolidated Statements of Changes In Equity (Deficit) - USD ($)	Precapitalization [member] Issued capital [member]	Precapitalization [member] Share premium [member]	Precapitalization [member] Capital reserve [member]	Precapitalization [member] Warrant reserve [member]	Precapitalization [member] Reserve of exchange differences on translation [member]	Precapitalization [member] Share option reserve [member]	Precapitalization [member] Retained earnings [member]	Precapitalization [member]	Recapitalization [member] Issued capital [member]	Recapitalization [member] Share premium [member]	Recapitalization [member] Capital reserve [member]	Recapitalization [member] Warrant reserve [member]	Recapitalization [member] Reserve of exchange differences on translation [member]	Recapitalization [member] Share option reserve [member]	Recapitalization [member] Retained earnings [member]	Recapitalization [member]	Issued capital [member]		Share premium [member]		Capital reserve [member]		Warrant reserve [member]		Reserve of exchange differences on translation [member]	Share option reserve [member]	Retained earnings [member]	Total
Balance at Mar. 31, 2022	$ 3,725,301				$ 4,323	$ 499,808	$ (15,041,816)	$ (10,812,384)
Balance, shares at Mar. 31, 2022	11,582
IfrsStatementLineItems [Line Items]
Loss for the year							(9,257,598)	(9,257,598)																				$ (9,257,598)
Exchange gain on translation of foreign operations					1,680			1,680																				1,680
Total comprehensive loss for the year					1,680		(9,257,598)	(9,255,918)																				(9,255,918)
Share option awards						584,462		584,462
Recapitalization of DSL									$ (3,724,826)		$ 3,724,826
Balance, shares									4,737,038
Sub-total after recapitalization									$ 475		3,724,826		6,003	1,084,270	(24,299,414)	(19,483,840)
Balance, shares									4,748,620
Share Subdivision
Balance, shares									4,748,620
Balance at Mar. 31, 2023	$ 3,725,301				6,003	1,084,270	(24,299,414)	(19,483,840)	$ 475		3,724,826		6,003	1,084,270	(24,299,414)	(19,483,840)
Balance, shares at Mar. 31, 2023	11,582								9,497,240
IfrsStatementLineItems [Line Items]
Loss for the year							(4,871,387)	(4,871,387)																				(4,871,387)
Exchange gain on translation of foreign operations					(7,684)			(7,684)																				(7,684)
Total comprehensive loss for the year					(7,684)		(4,871,387)	(4,879,071)																				(4,879,071)
Share option awards						1,352,787		1,352,787
Recapitalization of DSL									$ (3,752,192)		3,752,192
Balance, shares									4,755,034
Sub-total after recapitalization									$ 477		3,752,192		(1,681)	2,409,689	(29,170,801)	(23,010,124)
Balance, shares									4,766,660
Share Subdivision
Balance, shares									4,766,661
Exercise of share option awards (pre-recapitalization)	$ 27,368					(27,368)
Balance, shares	44
Founding share of the Company
Balance, shares									1
Sub-total									$ 477		3,752,192		(1,681)	2,409,689	(29,170,801)	(23,010,124)
Balance, shares									4,766,661
Balance at Mar. 31, 2024	$ 3,752,669				(1,681)	2,409,689	(29,170,801)	(23,010,124)	$ 477		3,752,192		(1,681)	2,409,689	(29,170,801)	(23,010,124)												(23,010,124)
Balance, shares at Mar. 31, 2024	11,626								9,533,322
IfrsStatementLineItems [Line Items]
Loss for the year															(5,212,879)	(5,212,879)												(5,212,879)
Exchange gain on translation of foreign operations													30			30												30
Total comprehensive loss for the year													30		(5,212,879)	(5,212,849)												(5,212,849)
Share option awards														859,685		859,685
Recapitalization of DSL									$ (5,126,150)		5,126,150
Balance, shares									6,853,204
Sub-total after recapitalization									$ 687		5,126,150	6,653,200	(1,681)	2,382,321	(29,170,801)	(15,010,124)
Balance, shares									6,869,960
Share Subdivision
Balance, shares									6,869,961
Exercise of share option awards (pre-recapitalization)	$ 27,368					(27,368)
Balance, shares	44
Founding share of the Company
Balance, shares									1
Sub-total									$ 687		5,126,150	6,653,200	(1,681)	2,382,321	(29,170,801)	(15,010,124)
Balance, shares									6,869,961
Capital Raise (as defined in note 1.2)	$ 1,346,800			6,653,200				8,000,000
Balance, shares	5,086
Exercise of share option awards (post-recapitalization)									$ 50	1,768,661				(1,768,661)		50	$ 50	[1]	$ 1,768,661	[1]		[1]		[1]
Balance, shares																	1,003,680
Forfeiture of share option														(397,000)	397,000
Conversion of Preferred Shares									129	5,610,871						5,611,000												5,611,000
Balance, shares																	2,583,820
Conversion of convertible loan notes									117	6,133,664						6,133,781
Balance, shares																	2,347,134
Capitalization of loan from immediate holding company									37	2,999,963						3,000,000
Balance, shares																	731,707
Initial public offering and exercise of overallotment options									130	9,176,277						9,176,407
Balance, shares																	2,587,500
Issuance of IPO Warrants (as defined in note 1.2)												72,610,000			(72,610,000)
Balance at Mar. 31, 2025	$ 5,126,837			$ 6,653,200	$ (1,681)	$ 2,382,321	$ (29,170,801)	$ (15,010,124)	$ 687		$ 5,126,150	$ 6,653,200	$ (1,681)	$ 2,382,321	$ (29,170,801)	$ (15,010,124)	$ 1,150		$ 25,689,436		$ 5,126,150		$ 79,263,200		$ (1,651)	$ 1,076,345	$ (106,596,680)	$ 4,557,950
Balance, shares at Mar. 31, 2025	16,756								13,739,922								22,993,763

[1]	In August 2024, the Company issued 1,003,680 shares to certain employees via the exercising of vested employee share options. These shares rank pari passu with the Ordinary Shares in all respects.